Long-term debt - Schedule of Long-term Debt (Details)	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CAD ($)	Jun. 30, 2026 CLF	Dec. 31, 2025 USD ($)
Debt Instrument [Line Items]
Long-term debt	$ 6,635,700,000			$ 6,532,900,000
Less: current portion	(520,600,000)			(364,000,000.0)
Long-term debt, excluding current portion	$ 6,115,100,000			6,168,900,000
Senior Unsecured Notes | Senior unsecured notes
Debt Instrument [Line Items]
Weighted average coupon	5.34%	5.34%	5.34%
Par value	$ 1,150,000,000
Long-term debt	$ 1,138,600,000			0
Senior Unsecured Notes | Senior unsecured notes
Debt Instrument [Line Items]
Weighted average coupon	5.37%	5.37%	5.37%
Par value	$ 1,150,000,000
Long-term debt	$ 0			1,147,100,000
Senior Unsecured Notes | Senior unsecured notes
Debt Instrument [Line Items]
Weighted average coupon	4.34%	4.34%	4.34%
Par value	$ 2,395,000,000
Long-term debt	$ 2,382,100,000			2,380,700,000
Senior Unsecured Notes | Senior unsecured utility notes
Debt Instrument [Line Items]
Weighted average coupon	6.39%	6.39%	6.39%
Par value	$ 107,000,000.0
Long-term debt	$ 113,100,000			114,000,000.0
Senior Unsecured Notes | Senior secured utility bonds
Debt Instrument [Line Items]
Weighted average coupon	4.81%	4.81%	4.81%
Par value	$ 827,400,000
Long-term debt	$ 808,800,000			819,500,000
Senior Unsecured Notes | Senior unsecured notes
Debt Instrument [Line Items]
Weighted average coupon	3.32%	3.32%	3.32%
Par value		$ 200,000,000.0
Long-term debt	$ 139,700,000			144,800,000
Senior Unsecured Notes | Senior secured project notes
Debt Instrument [Line Items]
Weighted average coupon	10.21%	10.21%	10.21%
Par value		$ 7,100,000
Long-term debt	$ 5,000,000.0			6,700,000
Senior Unsecured Notes | Senior unsecured utility bonds
Debt Instrument [Line Items]
Weighted average coupon	3.35%	3.35%	3.35%
Par value | CLF			CLF 2,700,000
Long-term debt	$ 123,400,000			125,000,000.0
Senior Unsecured Notes | Senior Unsecured Debt
Debt Instrument [Line Items]
Long-term debt	$ 5,270,800,000			5,157,800,000
Senior Unsecured Notes | Subordinated unsecured notes
Debt Instrument [Line Items]
Weighted average coupon	5.25%	5.25%	5.25%
Par value		$ 400,000,000.0
Long-term debt	$ 277,900,000			288,200,000
Senior Unsecured Notes | Subordinated unsecured notes
Debt Instrument [Line Items]
Weighted average coupon	5.76%	5.76%	5.76%
Par value	$ 1,100,000,000
Long-term debt	1,087,000,000			1,086,900,000
Revolving Credit Facility | Senior Unsecured Notes | Senior unsecured revolving credit facilities
Debt Instrument [Line Items]
Long-term debt	8,900,000			4,500,000
Revolving Credit Facility | Senior Unsecured Notes | Senior unsecured bank credit facilities
Debt Instrument [Line Items]
Long-term debt	91,200,000			78,500,000
Revolving Credit Facility | Senior Unsecured Notes | Commercial paper
Debt Instrument [Line Items]
Long-term debt	$ 460,000,000.0			$ 337,000,000.0